GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2012
Gain (Loss) on Disposition of Assets [Abstract]
GAIN ON SALE OF ASSETS
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS

The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Gain on sale of assets	25,681	8,468	28,104
Gain on termination of charters	21,705	—	—
Total gain on sale of assets and termination of charters	47,386	8,468	28,104

Gain on sale of vessels

During the year ended December 31, 2012, the Company realized the following gains on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Front Duke	14,722	12,500	2,222
Front Rider	10,187	8,274	1,913
Front Climber	8,938	7,818	1,120
Front Lady	14,080	9,738	4,342
Front Driver	9,574	6,253	3,321
Front Viewer	20,857	8,094	12,763
	78,358	52,677	25,681

The single-hull VLCCs Front Duke and Front Lady were accounted for as operating lease assets and were sold to unrelated parties in March 2012 and November 2012, respectively. The above sales prices are shown net of charter termination payments.

The OBOs Front Rider, Front Climber, Front Driver and Front Viewer were accounted for as direct financing lease assets and were sold to unrelated parties in July 2012, October 2012, November 2012 and December 2012, respectively. The above sales prices each include compensation earned for early termination of the charter.

Gain on termination of charters

In April 2012, the Company agreed to terminate the long-term bareboat charter agreements with Horizon Lines LLC relating to five container vessels. The Company received termination compensation consisting of second lien notes in Horizon Lines LLC with a face value of $40.0 million, warrants exercisable into ten percent of the common stock in the parent company Horizon Lines, Inc., and inventory remaining on board the vessels at the time of their redelivery. The $21.7 million aggregate fair value of these acquired assets is included in the Consolidated Statements of Operations in "Gain on sale of assets and termination of charters", made up as follows:

(in thousands of $)	Fair value
Second lien notes in Horizon Lines LLC - see (1) below	16,000
Warrants exercisable into common stock in Horizon Lines, Inc - see (2) below	1,665
Inventory on board vessels at time of redelivery - see (3) below	4,040
Total compensation received on termination of charters	21,705

(1)
The $40.0 million second lien notes bear interest, which can be paid in cash, in the form of additional notes or a combination of cash and additional notes at the option of Horizon Lines LLC, and mature in full in October 2016, unless previously redeemed. The notes are not listed and their estimated fair value at the time of acquisition was materially less than their face value. The fair value of the notes is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The notes are being held as available for sale securities at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income (see Note 2 "Accounting policies"). The carrying value and face value of the notes including additional notes received and interest receivable as at December 31, 2012, are $17.8 million and $44.4 million, respectively.

(2)
The warrants can be exercised at any time between their issue and the 25th anniversary of the issue date. Although shares in Horizon Lines, Inc. are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of shares in Horizon Lines, Inc., taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of Horizon Lines, Inc., the trading characteristics of shares in Horizon Lines, Inc. and actual sale transactions of comparable securities completed in secondary markets. The warrants are being held as a long-term investment at fair value. The Company carries out regular reviews of the value of this investment and if it is considered that the carrying value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income (see Note 2: "Accounting policies"). In the second quarter of 2012, the Company recognized an impairment adjustment of $0.5 million. The carrying value of the warrants at December 31, 2012, is $1.2 million.

(3)	The inventory on board the vessels at the time of their redelivery, principally bunker fuel and lubricating oils, was valued at its market value.